Segment Information - Summary of Company's Revenues By Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 108,177	$ 63,213	$ 241,636	$ 178,747
Radiology [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	95,021	$ 63,213	228,480	$ 178,747
Oncology [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 13,156		$ 13,156